Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity Risk Management and Strategy

We recognize the importance of safeguarding the security of our computer systems, software, networks, and other technology assets. We have implemented cybersecurity measures and protocols for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. This framework includes steps for assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat, implementing cybersecurity countermeasures and mitigation strategies and informing our board of directors of material cybersecurity threats and incidents. Our management team is responsible for assessing our cybersecurity risk management program and we are reliant on third parties to service parts of our IT infrastructure. We identify potential risks from third-party service providers through threat intelligence. Once any risks impacting our IT assets are identified, our management team will implement appropriate risk mitigation measures.

We conduct cybersecurity risk assessments in response to changes in our business needs, which encompass risks to our objectives as well as those arising from potential compromises of data security. These assessments inform the development of operational procedures, including emergency response plans for cybersecurity incidents, data classification standards, and protocols for data asset identification and classification management within our business operations.

In the year ended September 30, 2025, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented cybersecurity measures and protocols for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Significant developments regarding cybersecurity threats, incidents and related responses are addressed at a board level. Management holds primary responsibility for addressing cybersecurity matters, with the information technology personnel conducting day-to-day assessment, management and monitoring of cybersecurity risks. When cybersecurity issues occur, our information technology personnel will collect the relevant information, prepare solutions to mitigate the issues, and report the incidents to our management.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Management holds primary responsibility for addressing cybersecurity matters, with the information technology personnel conducting day-to-day assessment, management and monitoring of cybersecurity risks.